Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Lease and rents	$ 5,242	$ 5,563
Legal charges	1,260	19
Inventory	103	99
Employee benefits	153	193
Bad debts and other allowances	480	489
Net operating loss and capital loss carryforwards	266	416
Deferred income	66	78
Insurance reserves	319	662
Investments	293	0
Payroll tax deferral	0	87
Other	335	377
Valuation allowance	(532)	(325)
Total deferred income tax assets	7,985	7,658
Deferred income tax liabilities:
Retirement benefits	(92)	(105)
Investments	0	(340)
Lease and rents	(4,639)	(4,947)
Depreciation and amortization	(7,139)	(8,381)
Total deferred income tax liabilities	(11,870)	(13,773)
Net deferred income tax liabilities	(3,885)	$ (6,115)
Disposal Group, Held-for-sale, Not Discontinued Operations
Deferred income tax assets:
Total deferred income tax assets	$ 131